Short-term Borrowings and Long-term Debt - Summary of Short-term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Unsecured short-term borrowings from banks	¥ 4,681	¥ 2,300
Short-term borrowings	¥ 4,681	¥ 2,300